EQUITY - Narrative (Details)	3 Months Ended
	Jun. 30, 2019 USD ($) shares year $ / shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.16	$ 0.15
Number of Common Shares Held by the Company	38,928,757	34,000,896	37,538,531	30,569,215
Common shares
Disclosure of classes of share capital [line items]
Adjusted weighted average number of ordinary shares outstanding	1,003,219,547		997,229,553
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	85,120
Equity-Settled Share-Based Payment Arrangement | Management Share Option Plan
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	4,600,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 44.22
Option life, share options granted | year	7.5
Expected volatility, share options granted	16.90%
Weighted average expected dividend yield, annual	2.00%
Risk-free rate	2.60%
Liquidity Discount	25.00%
Equity-Settled Share-Based Payment Arrangement | Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 44.22
Option life, share options granted | year	7.5
Expected volatility, share options granted	16.90%
Share-Based Compensation Arrangement by Share-based Payment Award, Number of Shares Granted	4,000,000
Weighted average expected dividend yield, annual	2.00%
Risk-free rate	2.60%
Liquidity Discount	25.00%